UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02527

Deutsche Money Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                            as of April 30, 2016 (Unaudited)

Deutsche Money Market Prime Series

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 14.7%
Banco del Estado de Chile, 0.376%, 5/2/2016	7,500,000	7,500,000
Bank of Nova Scotia, 0.84%, 11/23/2016	8,000,000	8,000,000
Canadian Imperial Bank of Commerce:
0.52%, 6/30/2016	15,000,000	15,000,000
0.78%, 10/17/2016	10,000,000	10,000,000
DZ Bank AG, 0.37%, 5/2/2016	10,000,000	10,000,000
KBC Bank NV, 0.37%, 5/2/2016	50,000,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.357%, 5/2/2016	10,000,000	10,000,000
Royal Bank of Canada, 0.37%, 5/2/2016	5,000,000	5,000,000
Svenska Handelsbanken AB:
0.74%, 10/4/2016	7,000,000	7,000,000
0.99%, 7/1/2016	2,200,000	2,200,190
Toronto-Dominion Bank, 0.903%, 12/14/2016	4,716,000	4,716,000
Wells Fargo Bank NA:
0.46%, 6/10/2016	5,000,000	5,000,000
0.52%, 7/1/2016	15,500,000	15,500,000
0.596%, 6/3/2016	5,000,000	5,000,000
0.96%, 3/1/2017	7,000,000	7,000,000
Westpac Banking Corp., 0.96%, 2/24/2017	7,000,000	7,000,000
Total Certificates of Deposit and Bank Notes (Cost $168,916,190)		168,916,190
Commercial Paper 56.8%
Issued at Discount ** 44.5%
Albion Capital LLC, 0.387%, 5/16/2016	12,000,000	11,996,800
Apple, Inc., 0.344%, 5/9/2016	10,000,000	9,999,222
Caisse centrale Desjardins du Quebec, 0.374%, 5/9/2016	8,000,000	7,999,307
Chesham Finance Ltd., 0.376%, 5/2/2016	37,500,000	37,500,000
Coca-Cola Co., 0.677%, 9/21/2016	5,000,000	4,986,494
Cooperatieve Rabobank UA, 0.864%, 10/24/2016	12,800,000	12,746,183
Crown Point Capital Co., LLC, 0.386%, 5/2/2016	9,700,000	9,700,000
Dexia Credit Local, 0.594%, 9/15/2016	8,500,000	8,470,887
Erste Abwicklungsanstalt:
0.425%, 7/1/2016	7,000,000	6,992,290
0.457%, 7/20/2016	10,000,000	9,985,556
0.47%, 7/28/2016	4,232,000	4,225,483
Gotham Funding Corp., 0.453%, 5/26/2016	12,000,000	11,996,083
Hannover Funding Co., LLC, 0.467%, 5/9/2016	45,000,000	44,994,500
Kells Funding LLC:
144A, 0.419%, 5/24/2016	12,500,000	12,495,208
0.46%, 6/13/2016	12,500,000	12,490,892
Manhattan Asset Funding Co., LLC, 0.48%, 6/8/2016	12,000,000	11,993,793
Matchpoint Finance PLC, 0.376%, 5/2/2016	29,000,000	29,000,000
Natixis, 0.305%, 5/2/2016	32,500,000	32,500,000
Nederlandse Waterschapsbank NV, 0.556%, 5/11/2016	2,000,000	1,999,678
NRW.Bank, 0.348%, 5/5/2016	4,361,000	4,360,816
Old Line Funding LLC, 0.94%, 12/5/2016	11,500,000	11,433,147
Ontario Teachers Finance Trust:
0.729%, 10/4/2016	5,000,000	4,979,850
0.845%, 11/21/2016	13,235,000	13,163,752
Philip Morris International, Inc., 0.374%, 5/9/2016	12,500,000	12,498,806
Prudential Funding LLC, 0.305%, 5/2/2016	28,000,000	28,000,000
Regency Markets No. 1 LLC, 0.376%, 5/6/2016	30,000,000	29,998,767
Sanofi:
0.457%, 6/24/2016	5,000,000	4,996,475
0.474%, 6/30/2016	15,750,000	15,737,137
Skandinaviska Enskilda Banken AB, 0.846%, 10/25/2016	5,075,000	5,053,791
Standard Chartered Bank, 0.393%, 5/18/2016	18,000,000	17,993,965
Total Capital SA, 0.386%, 5/2/2016	50,000,000	50,000,000
Westpac Banking Corp., 0.977%, 12/21/2016	10,000,000	9,935,000
Working Capital Management Co.:
0.408%, 5/5/2016	9,000,000	8,999,470
0.435%, 5/17/2016	9,000,000	8,997,880
0.438%, 5/19/2016	5,000,000	4,998,850
		513,220,082
Issued at Par * 12.3%
ANZ New Zealand International Ltd., 0.975%, 3/30/2017	8,620,000	8,620,000
Bank Nederlandse Gemeenten NV:
0.37%, 5/6/2016	15,500,000	15,500,000
0.82%, 11/7/2016	8,500,000	8,500,000
Bank of Nova Scotia, 0.63%, 8/12/2016	12,000,000	12,000,000
Bedford Row Funding Corp., 0.82%, 11/1/2016	7,000,000	7,000,000
BNZ International Funding Ltd., 0.975%, 3/31/2017	8,000,000	8,000,000
Commonwealth Bank of Australia, 0.96%, 3/2/2017	5,000,000	5,000,000
Crown Point Capital Co., LLC, 0.939%, 2/6/2017	20,000,000	20,000,000
HSBC Bank PLC:
144A, 0.5%, 6/24/2016	8,500,000	8,500,000
0.8%, 9/1/2016	10,000,000	10,000,000
0.85%, 11/29/2016	7,000,000	7,000,000
Starbird Funding Corp., 0.87%, 12/16/2016	10,000,000	10,000,000
Thunder Bay Funding LLC, 0.7%, 9/12/2016	12,500,000	12,500,000
Westpac Banking Corp., 144A, 0.62%, 8/8/2016	9,000,000	8,999,797
		141,619,797
Total Commercial Paper (Cost $654,839,879)		654,839,879
Short-Term Notes 4.4%
Bank of Nova Scotia, 0.86%, 12/13/2016	3,886,000	3,888,439
Commonwealth Bank of Australia, 0.92%, 3/13/2017	5,000,000	4,997,483
Dexia Credit Local SA, 144A, 0.98%, 10/18/2016	6,500,000	6,509,614
JPMorgan Chase Bank NA, 0.88% *, 11/22/2016	20,000,000	20,000,000
Svenska Handelsbanken AB, 0.77% *, 9/23/2016	10,500,000	10,512,950
Wal-Mart Stores, Inc., 0.17% *, 6/1/2016	4,500,000	4,518,756
Total Short-Term Notes (Cost $50,427,242)		50,427,242
Government & Agency Obligations 5.6%
Other Government Related 0.7%
Private Export Funding Corp., 0.37%, 7/15/2016	7,415,000	7,440,488
U.S. Government Sponsored Agencies 2.3%
Federal Farm Credit Bank, 0.57% *, 3/8/2018	10,000,000	9,999,044
Federal Home Loan Bank, 0.25% **, 5/16/2016	5,200,000	5,199,199
Federal Home Loan Mortgage Corp., 0.39% **, 9/9/2016	4,000,000	3,992,213
Federal National Mortgage Association, 0.46% *, 10/21/2016	7,700,000	7,699,802
		26,890,258
U.S. Treasury Obligations 2.6%
U.S. Treasury Notes:
0.33% *, 4/30/2017	15,000,000	14,984,727
0.41% *, 1/31/2018	15,000,000	15,005,829
		29,990,556
Total Government & Agency Obligations (Cost $64,321,302)		64,321,302
Time Deposit 4.3%
Credit Agricole Corporate & Investment Bank, 0.315%, 5/2/2016 (Cost $49,244,395)	49,244,395	49,244,395
Municipal Bonds and Notes 10.9%
California, Kaiser Foundation Hospitals, TECP, 0.395%, 5/3/2016	30,000,000	29,999,350
Michigan, State Finance Authority Revenue, School Loan, Series B, 0.42% ***, 9/1/2050, LOC: PNC Bank NA	9,000,000	9,000,000
Minnesota, State Housing Finance Agency Revenue, Residential Housing Finance, Series E, 0.43% ***, 7/1/2038, SPA: Well Fargo Bank NA	5,000,000	5,000,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.46% ***, 6/28/2016, LOC: Royal Bank of Canada	12,500,000	12,500,000
New York, State Housing Finance Agency, Series B, 0.37% ***, 5/15/2033, LIQ: Fannie Mae	6,600,000	6,600,000
New York City, NY, Housing Development Corp., 90 West Street LLC, Series B, 0.35% ***, 3/15/2036, LIQ: Fannie Mae	8,000,000	8,000,000
New York City, NY, Housing Development Corp., 155 West 21st Street LLC, Series B, 0.35% ***, 11/15/2037, LIQ: Fannie Mae	6,100,000	6,100,000
RIB Floater Trust, Series 8UE,144A, 0.55% ***, 12/27/2016, LOC: Barclays Bank PLC	28,500,000	28,500,000
San Jose, CA, Financing Authority Lease Revenue:
TECP, 0.52%, 5/3/2016	12,875,000	12,875,000
TECP, 0.66%, 5/16/2016	7,113,000	7,113,000
Total Municipal Bonds and Notes (Cost $125,687,350)		125,687,350
Repurchase Agreements 6.9%
BNP Paribas, 0.37%, dated 4/28/2016 , to be repurchased at $16,506,614 on 6/6/2016 (a) (b)	16,500,000	16,500,000
JPMorgan Securities, Inc., 0.805%, dated 4/27/2016, to be repurchased at $30,062,388 on 7/29/2016 (a) (c)	30,000,000	30,000,000
Nomura Securities International, 0.31%, dated 4/29/2016, to be repurchased at $34,000,878 on 5/2/2016 (d)	34,000,000	34,000,000
Total Repurchase Agreements (Cost $80,500,000)		80,500,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,193,936,358) †	103.6	1,193,936,358
Other Assets and Liabilities, Net	(3.6)	(41,924,192)
Net Assets	100.0	1,152,012,166

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2016.
†	The cost for federal income tax purposes was $1,193,936,358.
(a)	Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of April 30, 2016. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,737,000	Banque Federative du Credit Mutuel SA	1.484	1/20/2017	3,747,356
11,400,000	Hyatt Hotels Corp.	4.85	3/15/2036	12,212,481
52,000	International Paper Co.	7.3	11/15/2039	69,435
1,239,018	Target Corp.	3.625	4/15/2046	1,223,298
Total Collateral Value				17,252,570

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
17,600,000	Cavalry CLO IV Ltd.	2.128	10/15/2026	17,448,041
8,940,000	GoldenTree Loan Opportunities VII Ltd.	1.788	4/25/2025	8,921,845
4,575,000	Sound Harbor Loan Fund Ltd.	2.137	10/30/2026	4,530,663
Total Collateral Value				30,900,549

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,065,000	Federal Home Loan Bank	1.125	4/25/2018	1,070,991
5,200	U.S. Treasury Bill	Zero Coupon	7/21/2016	5,197
33,320,000	U.S. Treasury Notes	0.875-1.75	3/31/2018-9/30/2022	33,603,066
1,372	U.S. Treasury STRIPS	Zero Coupon	5/15/2026-11/15/2045	782
Total Collateral Value				34,680,036

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(e)	$ —	$ 1,113,436,358	$ —	$ 1,113,436,358
Repurchase Agreements	—	80,500,000	—	80,500,000
Total	$ —	$ 1,193,936,358	$ —	$ 1,193,936,358

There have been no transfers between fair value measurement levels during the period ended April 30, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Money Market Prime Series, a series of Deutsche Money Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 22, 2016